Disclosure of geographical areas, additions to property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Additions to property, plant and equipment	$ 199,582	$ 259,815
Manitoba [Member]
Statements [Line Items]
Additions to property, plant and equipment	123,896	97,936
Peru [Member]
Statements [Line Items]
Additions to property, plant and equipment	55,818	143,372
Arizona [Member]
Statements [Line Items]
Additions to property, plant and equipment	19,846	18,507
Corporate and other activities [Member]
Statements [Line Items]
Additions to property, plant and equipment	$ 22	$ 0